Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Thousands, ₪ in Billions		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Income Statement [Abstract]
Revenues from proprietary products		$ 141,447	$ 115,458	$ 102,598
Revenues from distribution		19,506	27,061	26,741
Total revenues		160,953	142,519	129,339
Cost of revenues from proprietary products		73,708	63,342	58,229
Cost of revenues from distribution		17,278	23,687	24,407
Total cost of revenues	[1]	90,986	87,029	82,636
Gross profit		69,967	55,490	46,703
Research and development expenses		15,185	13,933	13,172
Selling and marketing expenses		18,428	16,193	15,284
General and administrative expenses		15,702	14,381	12,803
Other expense		601	919	912
Operating income		20,051	10,064	4,532
Financial income		2,118	588	91
Income (expenses) in respect of currency exchange differences and derivatives instruments, net		(94)	55	298
Revaluation of long-term liabilities		(8,081)	(980)	(6,266)
Financial expense		(660)	(1,298)	(914)
Income before tax on income		13,334	8,429	(2,259)
Taxes on income		1,128	(145)	(62)
Net Income (Loss)		14,462	8,284	(2,321)
Other Comprehensive Income:
Gain (loss) on cash flow hedges		(30)	(186)	(776)
Net amounts transferred to the statement of profit or loss for cash flow hedges		(59)	414	634
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan		89	(73)	497
Total comprehensive income (loss)		$ 14,462	$ 8,439	$ (1,966)
Earnings per share attributable to equity holders of the Company:
Basic net earnings (loss) per share (in Dollars per share) | $ / shares		$ 0.25	$ 0.17	$ (0.05)
Diluted net earnings per (loss) share (in Dollars per share) | $ / shares		$ 0.25	$ 0.15	$ (0.05)

[1]	For amortization expenses included in costs of revenues from proprietary products see Note 22(c); for inventory impairment, included mainly in costs of revenues from proprietary products see Note 8.